NOTE PAYABLE (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
RMB facility	$ 2,687,495	$ 2,544,598
NPX convertible note	$ 220,000	$ 220,000